Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam ETF Trust
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Franklin Short-Term Municipal Income ETF
Shareholder Report [Line Items]
Fund Name	Franklin Short-Term Municipal Income ETF
Class Name	Franklin Short-Term Municipal Income ETF
Trading Symbol	FTMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Short-Term Municipal Income ETF (previously known as Putnam Short-Term Municipal Income Fund) for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Short-Term Municipal Income ETF	$40	0.39%
[1]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Franklin Short-Term Municipal Income ETF returned 3.85%. The Fund compares its performance to the  Bloomberg   3-year Municipal Bond Index, which returned 3.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AAA and AA rated bonds
↑	Overweight allocation to bonds with no external credit rating
↑	Security selection in bonds with 10 years to maturity

Top detractors from performance:
↓	Security selection in muni bonds with two years to maturity
↓	Security selection in the gas forward and charter school sectors
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Franklin Short-Term Municipal Income ETF (NAV)	3.85	2.06	1.89
Bloomberg Municipal Bond Index	2.64	0.91	2.41
Bloomberg 3-year Municipal Bond Index	3.37	1.26	1.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 165,226,019
Holdings Count | $ / shares	199
Advisory Fees Paid, Amount	$ 290,732
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$165,226,019
Total Number of Portfolio Holdings	199
Total Management Fee Paid (based on a unitary fee)	$290,732
Portfolio Turnover Rate	37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 30, 2025, the portfolio managers for the Fund primarily responsible for the day-to-day management of the Fund are Benjamin C. Barber, James Conn, Garrett L. Hamilton, Francisco Rivera and Daniel Workman.
Effective October 24, 2025, Putnam Short-Term Municipal Income Fund (the “Predecessor Fund”) was converted into your Fund, Franklin Short-Term Municipal Income ETF (the “ETF”), which is a newly-organized series of Putnam ETF Trust. Pursuant to an Agreement and Plan of Reorganization approved by the Boards of the Predecessor Fund and the ETF, the reorganization of the Predecessor Fund consisted of (1) the transfer of substantially all of the Predecessor Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Predecessor Fund’s shareholders in complete liquidation of the Predecessor Fund. The ETF began trading on NYSE Arca, Inc. on October 27, 2025.
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.